Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015 Portfolio℠ SC2
Fidelity® VIP Freedom 2025 Portfolio℠ SC2
Fidelity® VIP Freedom 2035 Portfolio℠ SC2
Fidelity® VIP Freedom 2045 Portfolio℠ SC2
Fidelity® VIP Freedom 2055 Portfolio℠ SC2
Fidelity® VIP Freedom 2065 Portfolio℠ SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock Index
Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(1)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(1)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(1)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III)
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity ® VIP Overseas portfolio SC2 Lord Abbett Series Fund - Developing Growth Portfolio Templeton Global Bond VIP Fund Class 4

Trademarks used in this document are owned by and used with the permission of the appropriate company.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2019. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.
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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
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General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request
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(in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
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What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the Fixed Account Investment Options) at any one time. The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom 2015SM SC2
Fidelity® VIP Freedom 2025SM SC2
Fidelity® VIP Freedom 2035SM SC2
Fidelity® VIP Freedom 2045SM SC2
Fidelity® VIP Freedom 2055SM SC2
Fidelity® VIP Freedom 2065 SM SC2
Asset Allocation Funds
Fidelity® VIP FundsManager® 20% SC2
Fidelity® VIP FundsManager® 60% SC2
Fidelity® VIP FundsManager® 50% SC2
Fidelity® VIP FundsManager® 70% SC2
Fidelity® VIP FundsManager® 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income
and Growth Fund Class 4
Large Blend
Fidelity® VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund Class 4
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio, Service Class
Mid Blend
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund
Small Blend
BNY Mellon Investment Portfolios: Small Cap Stock
Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Fund - Developing Growth Portfolio(1)
Clearbridge Variable Small Cap Growth 1
International Stock Funds
Developed Markets
Fidelity® VIP Overseas Portfolio SC 2(1)
MFS VIT II International Growth Portfolio, Service Class
Emerging Markets
American Funds IS New World Fund Class 4
Real Estate
Fidelity® VIP Real Estate SC2
Bond Funds
Corporate Bond
Fidelity® VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4(1)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund P2
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity® VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
(b) The Fixed Account — You also may direct Your money to the Fixed Account and receive a guaranteed rate of return which is guaranteed to not be less than 1%. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
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When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the IRC or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for early distributions from Qualified Contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (“M&E Fee”) of no greater than 1.25% (annual rate) from the Subaccounts. The M&E Fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. The annual maintenance fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.
What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
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Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.
Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 72. See “Tax Consequences.”
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Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Maximum Surrender Charge	% of the premium payments surrendered or withdrawn
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.39%
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary. If Your Certificate does include surrender charges the maximum charges would be year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5% and 0% thereafter.
(3)	We deduct a pro rata portion of the annual maintenance fee upon the surrender of the Certificate. The annual maintenance fee is waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.
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The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund (“Global Allocation Fund”), each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,153	$1,768	$2,289	$3,624
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$341	$1,036	$1,750	$3,624
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A - Condensed Financial Information” and in the Statement of Additional Information.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these redemption fees.
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
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The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Savings and Retirement” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom 2015 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2015 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2025 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2025 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2035 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2035 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2045 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2045 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2055 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2055 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom 2065 Portfolio℠ SC2(1)	High total return	Lifecycle/Target date	The Fidelity® VIP Freedom 2065 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 20% SC2(1)	High current income	Asset allocation	The Fidelity® VIP FundsManager® 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 50% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 60% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 70% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP FundsManager® 85% SC2(1)	High total return	Asset allocation	The Fidelity® VIP FundsManager® 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management Company℠.
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Name	Objective	Investment Type	Adviser
Fidelity ® VIP Index 500 Portfolio SC2	Current income/Capital growth	Large core	The Fidelity® VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 600 is managed by Goede, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management Company℠.
MFS VIT III Mid Cap Value Portfolio, Service Class	Capital appreciation	Medium value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.
Wells Fargo VT Discovery Fund(SM)	Long-term capital appreciation	Medium growth	The Wells Fargo VT Discovery Fund (SM) is subadvised by Wells Fargo Funds Management, LLC.
JPMorgan Small Cap Value Fund	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J. P. Morgan Investment Management Inc.
BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small core	BNY Mellon Investment Portfolios. Small Cap Stock Index Portfolio is advised by BNY Mellon Investment Adviser, Inc.
Lord Abbett Series Fund - Developing Growth Portfolio(2)	Long-term capital growth	Small growth	The Lord Abbett Series Fund — Developing Growth Portfolio is advised by Lord, Abbett & Co. LLC.
Clearbridge Variable Small Cap Growth 1	Long-term capital growth	Small growth	The Clearbridge Variable Small Cap Growth 1 is advised by Legg Mason Partners Fund Advisor, LLC.
American Funds IS New World Fund	Long-term capital appreciation	Emerging markets	The American Funds IS New World Fund is advised by Capital Research and Management CompanySM.
Fidelity ® VIP Overseas Portfolio SC2(2)	Long-term capital growth	Developed markets	The Fidelity® VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
MFS VIT II International Growth Portfolio, Service Class	Capital appreciation	Developed markets	The MFS VIT II International Growth Portfolio is advised by MFS.
Fidelity ® VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity® VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
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Name	Objective	Investment Type	Adviser
BlackRock High Yield V.I. III	Maximize total return, consistent with income generation and prudent investment management	High Yield bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity ® VIP Investment Grade Bond Portfolio SC2	Current income	Corporate bond	The Fidelity® VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4(2)	High current income/Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global Bond Index	High current income/Preservation of capital	Global bond	The Vanguard VIF Global Bond Index is advised by the Vanguard Group.
American Funds IS Managed Risk Asset Allocation Fund(1)	High total return; Long-term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management Company℠. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(1)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Government Money Portfolio	Current income/Preservation of capital	Money market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	Each of these Underlying Funds is considered a “fund of funds”. This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(2)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Fund - Developing Growth Portfolio
Templeton Global Bond VIP Fund – Class 4
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans or in some states. For example, some Underlying Funds may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
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Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”). We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle fund assets, which are paid by all investors in the Lifecycle Funds, including Participants who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
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We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
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Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work
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remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request
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also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing
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program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans —Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
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We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Option from which those withdrawals will be taken must be submitted to Us in writing, be in good form and approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
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A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
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•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fee)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge will never be greater than the schedule below:
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Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on each Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitant’s will live longer than predicted in the actuarial tables. The Expense Risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
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Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This
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“escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
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An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
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Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72 or retires. (See “Tax Consequences”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
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•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
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Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
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Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
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Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).
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Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
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Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.
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CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with emoloyee salary reduction amounts canot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollorver to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2020 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.
37

Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
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Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA— Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)
39

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 2006 but not funded until January 2, 2008. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The JPMorgan Insurance Trust U.S. Equity Portfolio, American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund, Fidelity® VIP Real Estate SC2, JPMorgan Small Cap Value, Fidelity VIP® Freedom 2015 PortfolioSM SC2, Fidelity® VIP Freedom 2025 PortfolioSM SC2, Fidelity® VIP Freedom 2035 PortfolioSM SC2, Fidelity® VIP Freedom 2045 PortfolioSM SC2, Fidelity® VIP FundsManager 20% SC2, Fidelity® VIP FundsManager 50% SC2, Fidelity® VIP FundsManager 60% SC2, Fidelity® VIP FundsManager 70% SC2, and Fidelity® VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III was added to the Separate Account on May 1, 2017. The ClearBridge Variable Small Cap Growth I, MFS VIT II International Growth Service Class and Vanguard VIF Global Bond Index were all added to the Separate Account on May 1, 2019. The Fidelity VIP Freedom 2055 SC2 and Fidelity VIP Freedom 2065 SC2 were added to the Separate Account on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on January 2, 2008.
The tables below show two sets of Accumulation Unit Values that reflect the highest and lowest levels of annual expenses available under the Contracts as of the date of this prospectus. The information for all other Accumulation Unit Values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at P.O. Box 4657, Springfield, Illinois 62708-4657, calling Us at (800) 999-1030, or faxing Us at (877) 832-3785.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund	12/31/2019	$ 17.92	$ 21.49	3
	12/31/2018	19.88	17.92	3
	12/31/2017	17.18	19.88	3
	12/31/2016	14.54	17.18	3
	12/31/2015	15.06	14.54	3
	12/31/2018	13.62*	15.06	9
American Funds IS Growth Fund	12/31/2019	$119.54	$154.01	198
	12/31/2018	121.66	119.54	198
	12/31/2017	96.39	121.66	198
	12/31/2016	89.31	96.39	2
	12/31/2015	84.39	89.31	2
	12/31/2014	78.04*	84.39	2
American Funds IS Managed Risk Asset Allocation Fund	12/31/2019	$ 13.63	$ 15.79	10
	12/31/2018	14.60	13.63	10
	12/31/2017	12.87	14.60	10
	12/31/2016	12.05	12.87	10
	12/31/2015	12.24	12.05	10
	12/31/2014	11.93*	12.24	11
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Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS New World Fund Class4	12/31/2019	$ 24.50	$ 31.17	342
	12/31/2018	28.93	24.50	343
	12/31/2017	22.69	28.93	344
	12/31/2016	21.87	22.69	345
	12/31/2015	22.89	21.87	37
	12/31/2014	24.81*	22.89	5
BlackRock High Yield V.I. III	12/31/2019	$ 7.15	$ 8.03	20
	12/31/2018	7.52	7.15	20
	12/31/2017	7.38*	7.52	6,885
BNY Mellon Small Cap Stock Index Portfolio—Service Shares (formerly Dreyfus)	12/31/2019	$ 30.57	$ 36.90	542
	12/31/2018	34.01	30.57	524
	12/31/2017	30.63	34.01	550
	12/31/2016	24.70	30.63	752
	12/31/2015	25.70	24.70	7
	12/31/2014	24.86	25.70	7
	12/31/2013	17.94	24.86	7
	12/31/2012	15.57	17.94	7
	12/31/2011	15.71	15.57	11
	12/31/2010	12.68	15.71	14
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$122.92	$152.44	194
	12/31/2018	140.76	122.92	189
	12/31/2017	123.26	140.76	191
	12/31/2016	104.22	123.26	235
	12/31/2015	109.02	104.22	2
	12/31/2014	101.40	109.02	2
	12/31/2013	77.68	101.40	2
	12/31/2012	66.78	77.68	2
	12/31/2011	68.85	66.78	4
	12/31/2010	63.50*	68.85	2
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.18	4
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 14.00	$ 16.43	8
	12/31/2018	14.86	14.00	8
	12/31/2017	13.01	14.86	8
	12/31/2016	12.39	13.01	8
	12/31/2015	12.95*	12.39	8
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.81	$ 17.91	7
	12/31/2018	15.97	14.81	7
	12/31/2017	13.65	15.97	7
	12/31/2016	12.95	13.65	7
	12/31/2015	13.63*	12.95	7
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 22.46	$ 28.33	187
	12/31/2018	24.95	22.46	5
	12/31/2017	20.38	24.95	5
	12/31/2016	19.24	20.38	5
	12/31/2015	20.44*	19.24	5
42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 21.22	$ 27.09	5
	12/31/2018	23.72	21.22	5
	12/31/2017	19.34	23.72	5
	12/31/2016	18.25	19.34	5
	12/31/2015	19.39*	18.25	5
Fidelity ® VIP FundsManager® 20% SC2	12/31/2019	$ 11.57	$ 12.57	19
	12/31/2018	11.95	11.57	20
	12/31/2017	11.30	11.95	20
	12/31/2016	11.10	11.30	20
	12/31/2015	11.36*	11.10	9
Fidelity ® VIP FundsManager® 50% SC2	12/31/2019	$ 12.89	$ 14.98	1,168
	12/31/2018	13.79	12.89	935
	12/31/2017	12.22	13.79	695
	12/31/2016	11.89	12.22	445
	12/31/2015	12.38*	11.89	159
Fidelity ® VIP FundsManager® 60% SC2	12/31/2019	$ 12.30	$ 14.61	463
	12/31/2018	13.32	12.30	589
	12/31/2017	11.55	13.32	521
	12/31/2016	11.15	11.55	447
	12/31/2015	11.61*	11.15	9
Fidelity ® VIP FundsManager® 70% SC2	12/31/2019	$ 13.49	$ 16.27	13
	12/31/2018	14.80	13.49	854
	12/31/2017	12.60	14.80	694
	12/31/2016	12.13	12.60	528
	12/31/2015	12.68*	12.13	8
Fidelity ® VIP FundsManager® 85% SC2	12/31/2019	$ 13.60	$ 16.95	132
	12/31/2018	15.15	13.60	133
	12/31/2017	12.48	15.15	135
	12/31/2016	11.96	12.48	136
	12/31/2015	12.57*	11.96	8
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$303.95	$393.35	165
	12/31/2018	323.08	303.95	128
	12/31/2017	269.44	323.08	129
	12/31/2016	244.45	269.44	209
	12/31/2015	244.87	244.45	36
	12/31/2014	218.84	244.87	39
	12/31/2013	167.94	218.84	39
	12/31/2012	147.02	167.94	39
	12/31/2011	146.19	147.02	39
	12/31/2010	127.75	146.19	31
43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Investment Grade Bond Portfolio SC2	12/31/2019	$ 16.15	$ 17.34	9
	12/31/2018	16.35	16.15	9
	12/31/2017	16.03	16.35	9
	12/31/2016	15.61	16.03	10
	12/31/2015	15.99	15.61	11
	12/31/2014	15.35	15.99	13
	12/31/2013	15.86	15.35	41
	12/31/2012	15.20	15.86	64
	12/31/2011	14.38	15.20	70
	12/31/2010	13.55	14.38	26
Fidelity ® VIP Overseas Portfolio SC2(1)	12/31/2019	$ 22.57	$ 28.42	239
	12/31/2018	26.90	22.57	223
	12/31/2017	20.95	26.90	207
	12/31/2016	22.40	20.95	126
	12/31/2015	21.95	22.40	107
	12/31/2014	24.24	21.95	90
	12/31/2013	18.85	24.24	73
	12/31/2012	15.85	18.85	54
	12/31/2011	19.41	15.85	41
	12/31/2010	17.43	19.41	19
Fidelity ® VIP Real Estate SC2	12/31/2019	$ 19.78	$ 24.01	188
	12/31/2018	21.41	19.78	186
	12/31/2017	20.89	21.41	233
	12/31/2016	19.96	20.89	346
	12/31/2015	19.45*	19.96	5
JPMorgan Insurance Trust US Equity Portfolio	12/31/2019	$ 32.93	$ 42.72	5
	12/31/2018	35.67	32.93	5
	12/31/2017	29.69	35.67	5
	12/31/2016	27.03	29.69	5
	12/31/2015	26.92	27.03	5
	12/31/2014	24.04	26.92	5
JPMorgan Small Cap Value Fund	12/31/2019	$ 27.44	$ 32.43	4
	12/31/2018	32.18	27.44	4
	12/31/2017	31.44	32.18	4
	12/31/2016	24.36	31.44	4
	12/31/2015	26.64*	24.36	4
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2019	$ 30.80	$ 40.02	6
	12/31/2018	29.85	30.80	6
	12/31/2017	23.21	29.85	6
	12/31/2016	23.96	23.21	6
	12/31/2015	26.44	23.96	6
	12/31/2014	25.67	26.44	6
	12/31/2013	18.17*	25.67	5
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 16.02	7
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.55	$ 13.72	10
	12/31/2018	12.08	10.55	10
	12/31/2017	10.78	12.08	63
	12/31/2016	9.43	10.78	53
	12/31/2015	10.14*	9.43	42
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.92	$ 0.92	22,521
	12/31/2018	0.92	0.92	22,239
	12/31/2017	0.93	0.92	21,847
	12/31/2016	0.94	0.93	2,660
	12/31/2015	0.95	0.94	2,274
	12/31/2014	0.96	0.95	1,893
	12/31/2013	0.97	0.96	1,516
	12/31/2012	0.99	0.97	1,129
	12/31/2011	1.00	0.99	1,217
	12/31/2010	1.01	1.00	753
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2019	$ 21.60	$ 21.73	484
	12/31/2018	21.47	21.60	476
	12/31/2017	21.36	21.47	478
	12/31/2016	21.03	21.36	468
	12/31/2015	22.27	21.03	457
	12/31/2014	22.17	22.27	451
	12/31/2013	22.11	22.17	436
	12/31/2012	19.47	22.11	426
	12/31/2011	19.90	19.47	425
	12/31/2010	19.18*	19.90	417
Wells Fargo VT Discovery Fund	12/31/2019	$ 39.92	$ 54.84	6
	12/31/2018	43.55	39.92	5
	12/31/2017	34.20	43.55	6
	12/31/2016	32.30	34.20	6
	12/31/2015	33.29	32.30	6
	12/31/2014	33.71	33.29	6
	12/31/2013	23.83	33.71	6
	12/31/2012	20.34	23.83	6
	12/31/2011	20.53	20.34	16
	12/31/2010	15.37	20.53	10
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.33	5
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2019	$ 26.26	$ 30.71	1,564
	12/31/2018	28.68	26.26	2,299
	12/31/2017	25.21	28.68	1,013
	12/31/2016	24.07	25.21	1,184
	12/31/2015	24.37	24.07	1,176
	12/31/2014	24.14	24.37	1,200
	12/31/2013	20.66	24.14	230
	12/31/2012	18.65	20.66	230
	12/31/2011	19.00	18.65	234
	12/31/2010	17.39	19.00	210
0.75 M & E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Income and Growth Fund	12/31/2019	$ 17.81	$ 21.39	83,285
	12/31/2018	19.70	17.81	61,426
	12/31/2017	17.00	19.70	45,135
	12/31/2016	14.46	17.00	29,731
	12/31/2015	15.05	14.46	10,098
	12/31/2014	13.62*	15.05	121
American Funds IS Growth Fund	12/31/2019	$121.40	$157.19	17,864
	12/31/2018	122.94	121.40	13,683
	12/31/2017	96.77	122.94	10,216
	12/31/2016	89.26	96.77	6,814
	12/31/2015	84.34	89.26	2,239
	12/31/2014	78.04*	84.34	4
American Funds IS Manged Risk Asset Allocation Fund	12/31/2019	$ 13.81	$ 16.17	20,260
	12/31/2018	14.63	13.81	15,186
	12/31/2017	12.84	14.63	13,902
	12/31/2016	12.06	12.84	12,684
	12/31/2015	12.24	12.06	8,159
	12/31/2014	11.93*	12.24	10
American Funds IS New World Fund	12/31/2019	$ 24.93	$ 31.87	16,379
	12/31/2018	29.29	24.93	13,738
	12/31/2017	22.86	29.29	12,205
	12/31/2016	21.93	22.86	10,194
	12/31/2015	22.86	21.93	2,727
	12/31/2014	24.81*	22.86	578
BlackRock High Yield V.I. III	12/31/2019	$ 7.32	$ 8.34	5,545
	12/31/2018	7.59	7.32	2,862
	12/31/2017	7.38*	7.59	1,591
46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
BNY Mellon Small Cap Stock Index Portfolio—Service Shares (formerly Dreyfus)	12/31/2019	$ 32.72	$ 39.69	150,858
	12/31/2018	36.22	32.72	119,771
	12/31/2017	32.46	36.22	98,264
	12/31/2016	26.01	32.46	74,365
	12/31/2015	26.83	26.01	10,936
	12/31/2014	25.71	26.83	7,751
	12/31/2013	18.41	25.71	6,483
	12/31/2012	16.02	18.41	5,459
	12/31/2011	16.06	16.02	3,720
	12/31/2010	12.84	16.05	2,859
Calvert VP S&P Mid Cap 400 Index Portfolio	12/31/2019	$129.67	$161.62	29,210
	12/31/2018	147.75	129.67	24,000
	12/31/2017	128.74	147.75	19,755
	12/31/2016	108.11	128.74	16,053
	12/31/2015	112.17	108.11	1,142
	12/31/2014	103.68	112.17	423
	12/31/2013	78.84	103.68	260
	12/31/2012	67.88	78.84	109
	12/31/2011	69.14	67.88	41
	12/31/2010	63.50*	69.14	3
ClearBridge Variable Small Cap Growth I	12/31/2019	$ 28.49*	$ 30.17	636
Fidelity ® VIP Freedom 2015 PortfolioSM SC2	12/31/2019	$ 13.89	$ 16.27	1,619
	12/31/2018	14.78	13.89	745
	12/31/2017	12.97	14.78	3,538
	12/31/2016	12.38	12.97	3,468
	12/31/2015	12.95*	12.38	48
Fidelity ® VP Freedom 2025 PortfolioSM SC2	12/31/2019	$ 14.71	$ 17.74	4,338
	12/31/2018	15.90	14.71	3,621
	12/31/2017	13.63	15.90	4,380
	12/31/2016	12.95	13.63	2,848
	12/31/2015	13.63*	12.95	822
Fidelity ® VIP Freedom 2035 PortfolioSM SC2	12/31/2019	$ 22.35	$ 28.20	14,373
	12/31/2018	24.88	22.35	14,094
	12/31/2017	20.37	24.88	13,689
	12/31/2016	19.26	20.37	11,947
	12/31/2015	20.44*	19.26	12
Fidelity ® VIP Freedom 2045 PortfolioSM SC2	12/31/2019	$ 21.06	$ 26.82	17,141
	12/31/2018	23.62	21.06	13,687
	12/31/2017	19.30	23.62	11,956
	12/31/2016	18.24	19.30	7,170
	12/31/2015	19.39*	18.24	176
Fidelity ® VIP FundsManager® 20% SC2	12/31/2019	$ 11.72	$ 12.81	1,442
	12/31/2018	12.03	11.72	1,242
	12/31/2017	11.30	12.03	1,034
	12/31/2016	11.10	11.30	46
	12/31/2015	11.36*	11.10	18
47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP FundsManager® 50% SC2	12/31/2019	$ 13.14	$ 15.34	246
	12/31/2018	13.99	13.14	207
	12/31/2017	12.33	13.99	173
	12/31/2016	11.94	12.33	143
	12/31/2015	12.38*	11.94	16
Fidelity ® VIP FundsManager® 60% SC2	12/31/2019	$ 12.46	$ 14.87	20,226
	12/31/2018	13.43	12.46	24,199
	12/31/2017	11.59	13.43	25,002
	12/31/2016	11.16	11.59	23,038
	12/31/2015	11.61*	11.16	17
Fidelity ® VIP FundsManager® 70% SC2	12/31/2019	$ 13.67	$ 16.63	20,584
	12/31/2018	14.92	13.67	18,338
	12/31/2017	12.64	14.92	16,310
	12/31/2016	12.14	12.64	14,628
	12/31/2015	12.68*	12.14	8
Fidelity ® VIP FundsManager® 85% SC2	12/31/2019	$ 13.78	$ 17.25	53,881
	12/31/2018	15.27	13.78	49,043
	12/31/2017	12.51	15.27	43,502
	12/31/2016	11.95	12.51	40,355
	12/31/2015	12.57*	11.95	37
Fidelity ® VIP Index 500 Portfolio SC2	12/31/2019	$314.08	$408.47	46,486
	12/31/2018	332.17	314.08	43,305
	12/31/2017	275.64	332.17	40,881
	12/31/2016	248.86	275.64	36,722
	12/31/2015	248.05	248.86	10,267
	12/31/2014	220.58	248.05	8,796
	12/31/2013	168.45	220.58	7,512
	12/31/2012	146.75	168.45	6,490
	12/31/2011	145.23	146.75	5,236
	12/31/2010	127.49	145.23	4,026
Fidelity ® VIP Investment Grade Bond Portfolio	12/31/2019	$ 16.74	$ 18.18	46,737
	12/31/2018	17.00	16.74	44,602
	12/31/2017	16.47	17.00	43,353
	12/31/2016	15.89	16.47	38,846
	12/31/2015	16.14	15.89	35,368
	12/31/2014	15.40	16.14	32,153
	12/31/2013	15.84	15.40	27,389
	12/31/2012	15.11	15.84	21,448
	12/31/2011	14.22	15.11	16,443
	12/31/2010	13.32	14.22	10,896
48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Overseas Portfolio SC2(1)	12/31/2019	$ 21.25	$ 26.89	116,926
	12/31/2018	25.20	21.25	116,813
	12/31/2017	19.53	25.20	110,433
	12/31/2016	20.77	19.53	102,825
	12/31/2015	20.26	20.77	87,787
	12/31/2014	22.26	20.26	74,287
	12/31/2013	17.23	22.26	63,675
	12/31/2012	14.42	17.23	54,198
	12/31/2011	17.57	14.42	43,794
	12/31/2010	15.68	17.57	32,653
Fidelity ® VIP Real Estate Portfolio SC2	12/31/2019	$ 19.97	$ 24.38	47,361
	12/31/2018	21.51	19.97	43,558
	12/31/2017	20.89	21.51	36,431
	12/31/2016	19.95	20.89	31,193
	12/31/2015	19.45*	19.95	2,164
JPMorgan Insurance Trust US Equity Portfolio	12/31/2019	$ 33.65	$ 44.01	1,983
	12/31/2018	36.13	33.65	1,677
	12/31/2017	29.76	36.13	1,238
	12/31/2016	27.02	29.76	1,138
	12/31/2015	26.92	27.02	205
	12/31/2014	24.04*	26.92	5
JPMorgan Small Cap Value Fund	12/31/2019	$ 27.26	$ 32.15	1,061
	12/31/2018	32.04	27.26	346
	12/31/2017	31.37	32.04	570
	12/31/2016	24.34	31.37	270
	12/31/2015	26.64*	24.34	203
Lord Abbett Series Fund Developing Growth Portfolio(1)	12/31/2019	$ 31.20	$ 40.81	7,006
	12/31/2018	29.97	31.20	6,195
	12/31/2017	23.24	29.97	5,239
	12/31/2016	24.04	23.24	4,022
	12/31/2015	26.38	24.04	2,347
	12/31/2014	25.63	26.38	1,021
	12/31/2013	18.17*	25.63	121
MFS VIT II International Growth Service	12/31/2019	$ 14.68*	$ 16.00	1,453
MFS VIT III Mid Cap Value Portfolio, Service Class	12/31/2019	$ 10.71	$ 13.89	2,759
	12/31/2018	12.21	10.71	1,435
	12/31/2017	10.84	12.21	1,547
	12/31/2016	9.44	10.84	762
	12/31/2015	10.14*	9.44	365
49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2019	$ 0.96	$ 0.97	133,295
	12/31/2018	0.95	0.96	141,446
	12/31/2017	0.96	0.95	138,522
	12/31/2016	0.96	0.96	90,056
	12/31/2015	0.97	0.96	96,176
	12/31/2014	0.98	0.97	99,534
	12/31/2013	0.99	0.98	92,147
	12/31/2012	0.99	0.99	81,316
	12/31/2011	1.01	0.99	68,542
	12/31/2010	1.01	1.01	89,828
Templeton Global Bond VIP Fund - Class 4(1)	12/31/2019	$ 22.70	$ 22.95	930
	12/31/2018	22.45	22.70	855
	12/31/2017	22.23	22.45	997
	12/31/2016	21.77	22.23	675
	12/31/2015	22.94	21.77	456
	12/31/2014	22.73	22.94	1,965
	12/31/2013	22.55	22.73	1,906
	12/31/2012	19.76	22.55	1,867
	12/31/2011	20.10	19.76	1,474
	12/31/2010	19.18*	20.10	10
Wells Fargo VT Discovery FundSM	12/31/2019	$ 42.90	$ 59.21	39,447
	12/31/2018	46.51	42.90	36,157
	12/31/2017	36.29	46.51	32,463
	12/31/2016	33.96	36.29	27,745
	12/31/2015	34.73	33.96	21,121
	12/31/2014	34.86	34.73	14,059
	12/31/2013	24.42	34.86	10,365
	12/31/2012	20.89	24.42	8,308
	12/31/2011	20.96	20.89	6,143
	12/31/2010	15.57	20.96	4,535
Vanguard VIF Global Bond Index	12/31/2019	$ 20.35*	$ 21.32	1,686
Wilshire VIT Global Allocation Fund	12/31/2019	$ 28.09	$ 33.02	71,126
	12/31/2018	30.53	28.09	80,105
	12/31/2017	26.71	30.53	12,568
	12/31/2016	25.48	26.71	12,106
	12/31/2015	25.67	25.48	11,713
	12/31/2014	25.30	25.67	12,806
	12/31/2013	21.54	25.30	3,038
	12/31/2012	19.36	21.54	1,824
	12/31/2011	19.62	19.36	1,640
	12/31/2010	17.82	19.62	1,211
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Developing Growth Portfolio
Templeton Global Bond Securities Fund Class 4
50

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
51

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
52

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○	MVA = -.117 × 1010 = $-118.17
○	Final withdrawal value = $891.83
53

Retirement Protector Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus offers a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are:
Lifecycle/Target Date Funds
Vanguard® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2065 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Core
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Core
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Core
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund—Investor Class
Vanguard® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate— Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class(3)
American Funds IS Capital World Bond Fund 1
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Prime Money Market Fund(1)
Vanguard® Federal Money Market Fund

(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral Shares (formerly Investor Shares)
Vanguard® HighYield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class
Trademarks used in this document are owned by and used with the permission of the appropriate company.
Vanguard® is a trademark of The Vanguard Group, Inc.

In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. There may be a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference. Additional information about the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2019. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to 877-832-3785 or by telephoning 800-999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the Annuity Data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract and the Certificates thereunder. Certain Contract features described in this prospectus may not be available in all states or Plans. More detailed information about the material rights and features under the Contract (and the Certificates thereunder) can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract and the Certificates. Terms and conditions of the Contract and Certificates thereunder may be modified as required by law in the State in which the Contract Owner is located. Such variations are described in the Contract and underlying Certificates and any applicable endorsements and riders. The Participant’s rights will also be subject to any limits imposed by a Plan. The employer has the right to limit the investment options available in its Contract and may negotiate with HMLIC to reduce or waive certain charges in the Contract as well as negotiate the addition or deletion of certain benefits described in this prospectus. Refer to the Contract, Your Certificate and the Plan for the specific details of Your product and Your employer’s Plan. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract and the Certificates. For information regarding the fixed portion, refer to the Contract and Your Certificate.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Certificates with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. The Certificates are designed for individuals seeking long-term tax-deferred accumulation of funds.
The Contract offered by this prospectus is for Qualified Retirement Plans. Purchasing a Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract and the Certificates offered thereunder are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract and Certificates may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?
The Plan sponsor may limit the Investment Options available in its Plan by electing to exclude certain Investment Options.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Vanguard ® Retirement Income Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2065 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Blend
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Mid-Size Company Stock Funds
Mid Blend
Vanguard® Extended Market Index Admiral Shares
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Blend
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
Vanguard ® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)
Emerging Markets
T Rowe Price Emerging Markets Stock Fund— Investor Class
Vanguard ® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate—Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Corporate Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Short-Term Inflation-Protected Securities
Vanguard® Total Bond Market Index Admiral Shares
Global Bond
T Rowe Price International Bond Fund—Investor Class(3)
American Funds IS Capital World Bond Fund 1
High Yield Bond
T Rowe Price Spectrum Income Fund—Investor Class
Vanguard® High-Yield Corporate Fund Admiral Shares
Vanguard ® High-Yield Corporate Fund Investor Shares(2)
Balanced Fund
Vanguard® STAR Fund
Money Market
Vanguard® Prime Money Market Fund(1)
Vanguard® Federal Money Market Fund

(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral shares (formerly Investor Shares)
Vanguard® High-Yield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class

(b) The Fixed Account—You also may direct Your money to the Fixed Account and receive a guaranteed rate of return. For additional information about the Fixed Account and the Investment Options available thereunder, please see Your Certificate or “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions— Transfers.”
May I withdraw all or part of my Participant Account Value before the Annuity Date?
Unless restricted by the IRC or Your employer’s Plan, You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges” and/or a Market Value Adjustment as described in “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds—The Fixed Account.” You should refer to Your Certificate for Your specific charges. In any Certificate Year, You may withdraw a portion of Your premium payments received for Your Certificate and not assumed to have been previously withdrawn without a surrender charge and/or a Market Value Adjustment. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. For complete details see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
The IRC provides an additional tax (penalty tax) for early distributions from Qualified Contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
We will deduct a mortality and expense risk fee (“M&E Fee”) of no greater than 1.25% (annual rate) from the Subaccounts. The M&E Fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Participant Account Value on each Certificate Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Certificate. The annual maintenance fee may not exceed $36. We will waive this fee if Your Participant Account Value equals or exceeds the Participant Account Value threshold specified in Your employer’s Contract, but the threshold will not exceed $50,000 at the time the fee is assessed. This threshold will be stated in Your Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
We may deduct a surrender charge on certain surrenders and withdrawals. The surrender charge is a percentage of the premium payments withdrawn or surrendered. In addition, We may apply a Market Value Adjustment for surrenders, withdrawals, transfers and annuitizations from the Fixed Account. For withdrawals from the Variable Account, the surrender charge is deducted from the Participant’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
We may reduce, waive or eliminate one or more of the above referenced charges or deductions for the Contract or Certificates under a particular Plan. We will not, however, reduce, waive, or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person. You should refer to Your Certificate for Your specific charges.

What charges will I pay on an annual basis for optional riders?
The Contract Owner may select any of the optional riders described below for all Participants in its Plan. Alternatively, any optional rider available under a Contract or Certificate that the Contract Owner has not selected for all Participants in its Plan, may be elected by a Participant at the time of Certificate issue. One or more of these optional riders may not be available to all Plans. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. The premium bonus will never exceed 5% and will never be paid longer than 5 years. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. There may be a separate charge for this rider.
Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
What are the federal income tax consequences of investing in a Certificate?
Premium payments made on a pre-tax basis through salary reduction (other than designated Roth contributions) and employer contributions are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Certificate. Distributions will be taxable as ordinary income when received with the exception of benefits attributable to designated Roth premium payments. Earnings attributable to designated Roth premium payments may not be subject to income tax if certain conditions are met. See “Tax Consequences” for further discussion.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract –Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Certificate and am dissatisfied, may I return it?
You may return the Certificate to HMLIC within 30 days of Your receipt of the Certificate. HMLIC will refund the greater of (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance, or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Certificate, or the terms of the Plan. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Certificate. See “The Contract-Annuity Payment Options”.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Participant reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the maximum fees and expenses that You may pay when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer cash value between Investment Options. State premium taxes may also be deducted. These tables assume that all fees and expenses assessed under the contract are applicable. Actual fees and expenses applicable to Your Certificate will be shown in Your Certificate.
Participant Transaction Expenses(1)
Surrender Charges(2) (as a percentage of premium payments surrendered or withdrawn, if applicable)
Maximum Surrender Charge	8%
The next table describes the maximum fees and expenses that You will pay periodically during the time that You own the Certificate, not including Underlying Fund fees and expenses.
Periodic Fees and Expenses
Annual Maintenance Fee(3)	$ 36
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges (as a percentage of average Participant Account Value)
Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium	0.20% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest	0.30% (4)
Guaranteed Minimum Death Benefit Rider — Return of Premium	0.05%
Premium Bonus Rider	0.50%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(5)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.04%	1.22%
(1)	Any premium taxes relating to this Certificate may be deducted from the premium or deducted in computing the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5% for Certificates issued under Qualified Plans, as defined in this prospectus.
(2)	See Your Certificate for the surrender charge schedule that applies to You. In no event will the surrender charge apply after the 10th Certificate Anniversary. If Your Certificate does include surrender charges the maximum charges would be year 1, 8%, year 2, 7.5%, year 3, 7%, year 4, 6%, year 5, 5% and 0% thereafter.
(3)	We deduct a pro rata portion of this fee upon the surrender of the Certificate. We currently waive the annual maintenance fee if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. If the Participant has multiple deferred annuity contracts or certificates with Us We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
(4)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle/Target Date Funds, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectuses for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 at Certificate issue in the Variable Account of the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers, and a surrender charge as described above. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,137	$1,722	$2,213	$3,470
If You do NOT surrender or if You annuitize Your Certificate at the end of the applicable time period:
1 year	3 years	5 years	10 years
$324	$986	$1,669	$3,470
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix C: Condensed Financial Information”.
Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
(5)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “The Contract—Transaction-Market Timing” for a discussion of these redemption fees.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount so taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix A.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Savings and Retirement” tab, then “Annuities” and then “Prospectuses Online”. Not all Investment Options may be available to all Plans.
Fund Name	Objective	Investment Style	Adviser
Vanguard ® Retirement Income Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Retirement Income Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2015 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2015 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2025 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2025 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2035 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2035 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2045 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2045 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2055 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2055 Fund is advised by The Vanguard Group, Inc.
Vanguard ® Target Retirement 2065 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard® Target Retirement 2065 Fund is advised by The Vanguard Group, Inc.
T Rowe Price Equity Income Fund—Investor Class	Long-term capital growth	Large value	The T. Rowe Price Equity Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® 500 Index Admiral Shares	Long-term capital growth	Large core	The Vanguard® 500 Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Growth Stock Fund—Investor Class	Long-term capital growth	Large growth	The T. Rowe Price Growth Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Extended Market Index Admiral Shares	Long-term capital growth	Mid core	The Vanguard® Extended Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Small-Cap Value Fund—Investor Class	Long-term capital growth	Small value	The T. Rowe Price Small Cap Value Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Small Cap Index Admiral Shares	Long-term capital growth	Small core	The Vanguard® Small Cap Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Horizons Fund—Investor Class	Long-term capital growth	Small growth	The T. Rowe Price New Horizons Fund — Investor Class is advised by T. Rowe Price Associates, Inc.

Fund Name	Objective	Investment Style	Adviser
T Rowe Price Emerging Markets Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Emerging Markets Stock Fund — Investor class is advised by T. Rowe Price Associates, Inc.
T Rowe Price Overseas Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T. Rowe Price Overseas Stock Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Developed Markets Index—Admiral Shares	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® Developed Markets Index—Admiral Shares (formerly Investor Shares)(2)	Long-term capital growth	International stock funds	The Vanguard® Developed Markets Index — Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® Emerging Markets Stock Index Admiral Share	Capital appreciation	International stock funds	The Vanguard® Emerging Markets Stock Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price Global Real Estate—Investor Class	Current income/Capital appreciation	Real estate	The T. Rowe Price Global Real Estate — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® REIT Index Admiral Shares	Long-term total return/Capital appreciation	Real estate	The Vanguard® REIT Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price New Income Fund—Investor Class	Income/Preservation of capital	Corporate bond	The T. Rowe Price New Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® Short-Term Inflation-Protected Securities		Corporate bond	The Vanguard® Short-Term Inflation-Protected Securities is advised by The Vanguard Group, Inc.
Vanguard ® Total Bond Market Index Admiral Shares	Current income	Corporate bond	The Vanguard® Total Bond Market Index Admiral® Shares is advised by The Vanguard Group, Inc.
T Rowe Price International Bond Fund—Investor Class(3)	High Current income/Capital appreciation	Global bond	The T. Rowe Price International Bond Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
American Funds IS Capital World Bond Fund 1	High Current Income	Global Bond	The American Funds IS® Capital World Bond Fund is advised by Capital Research and Management Co℠.
T Rowe Price Spectrum Income Fund—Investor Class	Current income	High yield bond	The T. Rowe Price Spectrum Income Fund — Investor Class is advised by T. Rowe Price Associates, Inc.
Vanguard ® High-Yield Corporate Fund Admial Shares	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Admiral Shares is advised by The Vanguard Group, Inc
Vanguard ® High-Yield Corporate Fund Investor Shares(2)	Current income	High yield bond	The Vanguard® High-Yield Corporate Fund Investor Shares is advised by The Vanguard Group, Inc.
Vanguard ® STAR Fund	Long-term capital appreciation and income	Balanced fund	The Vanguard® STAR Fund is advised by The Vanguard Group, Inc.
Vanguard ® Prime Money Market Fund(1)	Current income/ Preservation of capital	Money market	The Vanguard® Prime Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.

Fund Name	Objective	Investment Style	Adviser
Vanguard ® Federal Money Market Fund (available August 1, 2016)	Current income/Preservation of capital	Money market	The Vanguard® Federal Money Market Fund Investor Shares is advised by The Vanguard Group, Inc.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard® Prime Money Market Fund
(2)	On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard® Developed Markets Index—Admiral Shares (Investor Shares)
Vanguard® High-Yield Corporate Fund Investor Shares
(3)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations of make new transfers to the following Subaccounts. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.
T Rowe Price International Bond Fund—Investor Class
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Underlying Funds—We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Participant Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. The Plan will determine which Investment Options are available for its Participants. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/ Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.

Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price International Bond Fund
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, operating expenses of the Underlying Fund and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after August 1, 2016, no new transfers are allowed to the following Subaccount:
Vanguard Prime Money Market Fund

On and after May 1, 2017 no new transfers are allowed to the following Subaccounts:
Vanguard Developed Markets Index Admiral Shares (formerly Investor Shares)
Vanguard High-Yield Corporate Fund Investor Shares

On and after May 1, 2019 no new transfers are allowed to the following subaccounts:
T. Rowe Price International Bond
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Any Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after August 1, 2016, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging program:
Vanguard Prime Money Market Fund

On and after May 1, 2017, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:

Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:

T. Rowe Price International Bond

Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On and after August 1, 2016, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing rebalancing program:
Vanguard Prime Money Market Fund
On and after May 1, 2017, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
T. Rowe Price International Bond
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the

Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after August 1, 2016, Participants are not allowed to begin or increase allocations to the following Subaccount:
Vanguard Prime Money Market Fund
On and after May 1, 2017, Participants are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard Developed Markets Index Investor Shares
Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, Participants are not allowed to begin or increase allocations to the following Subaccounts:
T. Rowe Price International Bond Fund
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account, and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans —Loans may be available in certain Qualified Contracts if allowed by the plan. The terms of such loans are subject to the provisions of the plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, the Vanguard Prime Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates

•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.

Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts for the life of the Certificate. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that our Annuitant’s will live longer than predicted in the actuarial tables. The Expense risk is a risk that Our Certificate fees will not be sufficient to cover out costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.

*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. There may be a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix A for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.

The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix A—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.

Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.

Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain required minimum distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.

CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the required minimum distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with emoloyee salary reduction amounts canot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollorver to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the required minimum distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2020 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the required minimum distribution rules.

Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 5.25% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.

Appendix A: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I 6%
J 3%
N 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I 6%
J 9%
N 4
Withdrawal Value $1010
MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
MVA = -.117 × 1010 = $-118.17
Final withdrawal value = $891.83

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000

Appendix C: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. The Separate Account was established in 2006 but the Vanguard® 500 Index Signal Shares, Vanguard® Extended Market Index Signal Shares, Vanguard® Small Cap Index Signal Shares, Vanguard® Developed Markets Index Investor Shares, Vanguard® Emerging Markets Stock Index Signal Shares, Vanguard® REIT Index Signal Shares, Vanguard® Total Bond Market Index Signal Shares and Vanguard® Prime Money Market Fund Investor Shares were not added to the Separate Account until January 8, 2013. The Vanguard® Federal Money Market Fund was added to the Separate Account on August 1, 2016. The Vanguard Developed Markets Index Admiral Shares and the Vanguard High-Yield Corporate Fund Admiral Shares were added to the Separate Account on May 1, 2017. The American Funds IS Capital World Bond Fund 1 was added to the Separate Account on May 1, 2019. The Vanguard Target /Retirement 2055 Fund and Vanguard Target Retirement 2065 Fund were added to the Separate Account on May 1, 2020, therefore no information is included in the table below. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. An Accumulation Unit Value is the unit We use to calculate the value of Your interest in a Subaccount. The remaining Underlying Funds not specified above were added to the Separate Account on May 1, 2013.
The tables below show the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.
0.85 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
America Funds IS Global Bond 1	12/31/2019	$ 11.71*	$ 12.32	256
T Rowe Price Emerging Markets Stock Fund	12/31/2019	$ 37.61	$ 47.17	3,292
	12/31/2018	45.26	37.61	2,518
	12/31/2017	31.95	45.26	1,284
	12/31/2016	28.78	31.95	644
	12/31/2015	32.78	28.78	94
	12/31/2014	32.44	32.78	4
	12/31/2013	32.86*	32.44	4
T. Rowe Price Equity Income Fund	12/31/2019	$ 41.08	$ 51.57	11,523
	12/31/2018	45.69	41.08	9,278
	12/31/2017	39.66	45.69	5,560
	12/31/2016	33.53	39.66	2,353
	12/31/2015	36.23	33.53	279
	12/31/2014	33.85	36.23	7
	12/31/2013	33.21*	33.85	4
T. Rowe Price Global Real Estate Fund	12/31/2019	$ 20.65	$ 25.25	4,447
	12/31/2018	22.50	20.65	3,400
	12/31/2017	21.09	22.50	1,757
	12/31/2016	20.66	21.09	1,139
	12/31/2015	20.50	20.66	85
	12/31/2014	17.98	20.50	7
	12/31/2013	17.95*	17.98	7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Growth Stock Fund	12/31/2019	$ 81.78	$ 106.09	10,918
	12/31/2018	83.33	81.78	9,121
	12/31/2017	62.88	83.33	6,192
	12/31/2016	62.53	62.88	2,300
	12/31/2015	56.91	62.53	521
	12/31/2014	52.55	56.91	5
	12/31/2013	50.99*	52.55	3
T. Rowe Price International Bond Fund(2)	12/31/2019	$ 9.20	$ 9.73	5,733
	12/31/2018	9.56	9.20	4,637
	12/31/2017	8.67	9.56	2,667
	12/31/2016	8.55	8.67	756
	12/31/2015	9.14	8.55	257
	12/31/2014	9.51	9.14	14
	12/31/2013	9.56*	9.51	14
T Rowe Price New Horizons Fund	12/31/2019	$ 77.89	$ 106.37	4,587
	12/31/2018	75.51	77.89	3,498
	12/31/2017	57.90	75.51	2,747
	12/31/2016	54.17	57.90	1,295
	12/31/2015	52.21	54.17	87
	12/31/2014	49.43	52.21	3
	12/31/2013	47.73*	49.43	3
T Rowe Price New Income Fund	12/31/2019	$ 10.11	$ 10.95	26,801
	12/31/2018	10.26	10.11	22,557
	12/31/2017	9.95	10.26	14,199
	12/31/2016	9.77	9.95	3,750
	12/31/2015	9.83	9.77	929
	12/31/2014	9.31	9.83	12
	12/31/2013	9.33*	9.31	12
T. Rowe Price Overseas Stock Fund	12/31/2019	$ 10.29	$ 12.54	19,693
	12/31/2018	12.22	10.29	14,731
	12/31/2017	9.70	12.22	6,328
	12/31/2016	9.51	9.70	2,419
	12/31/2015	9.83	9.51	729
	12/31/2014	10.34	9.83	11
	12/31/2013	10.05*	10.34	11
T. Rowe Price Small-Cap Value Fund	12/31/2019	$ 61.68	$ 76.97	2,374
	12/31/2018	70.29	61.68	2,103
	12/31/2017	62.53	70.29	1,873
	12/31/2016	48.89	62.53	1,291
	12/31/2015	51.74	48.89	82
	12/31/2014	51.95	51.74	5
	12/31/2013	50.68*	51.95	2

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Spectrum Income Fund	12/31/2019	$ 14.35	$ 15.87	3,521
	12/31/2018	14.87	14.35	3,087
	12/31/2017	14.01	14.87	1,510
	12/31/2016	13.06	14.01	1,266
	12/31/2015	13.43	13.06	869
	12/31/2014	12.97	13.43	9
	12/31/2013	12.94*	12.97	9
Vanguard 500 Index Fund	12/31/2019	$ 201.91	$ 263.20	16,989
	12/31/2018	213.07	201.91	13,642
	12/31/2017	176.43	213.07	8,097
	12/31/2016	158.96	176.43	3,705
	12/31/2015	158.22	158.96	513
	12/31/2014	141.28	158.22	1
	12/31/2013	138.27*	141.28	1
Vanguard Developed Markets Index Fund Investor Class(2)	12/31/2019	$ 11.87	$ 14.35	29,044
	12/31/2018	14.01	11.87	24,480
	12/31/2017	11.19	14.01	17,419
	12/31/2016	11.02	11.19	7,307
	12/31/2015	11.15	11.02	1,563
	12/31/2014	11.88	11.15	11
	12/31/2013	11.53*	11.88	11
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2019	$ 12.48	$ 15.10	21,080
	12/31/2018	14.70	12.48	12,531
	12/31/2017	12.93*	14.70	9,765
Vanguard Emerging Markets Stock Index Fund	12/31/2019	$ 33.74	$ 40.25	6,794
	12/31/2018	39.84	33.74	5,307
	12/31/2017	30.58	39.84	3,211
	12/31/2016	27.60	30.58	1,378
	12/31/2015	32.89	27.60	351
	12/31/2014	32.81	32.89	4
	12/31/2013	33.08*	32.81	4
Vanguard Extended Market Index Fund	12/31/2019	$ 67.77	$ 86.05	14,358
	12/31/2018	75.42	67.77	11,907
	12/31/2017	64.39	75.42	7,847
	12/31/2016	55.91	64.39	2,973
	12/31/2015	58.32	55.91	562
	12/31/2014	54.48	58.32	3
	12/31/2013	52.84*	54.48	2
Vanguard Federal Money Market Fund	12/31/2019	$ 1.01	$ 1.02	6,953
	12/31/2018	1.00	1.01	11,947
	12/31/2017	1.00	1.00	182,713
	12/31/2016	1.00*	1.00	4,861

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard High-Yield Corporate Fund Investor Shares(2)	12/31/2019	$ 6.94	$ 7.97	31,344
	12/31/2018	7.21	6.94	25,747
	12/31/2017	6.80	7.21	17,204
	12/31/2016	6.17	6.80	6,737
	12/31/2015	6.30	6.17	1,559
	12/31/2014	6.05	6.30	22
	12/31/2013	6.04*	6.05	21
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2019	$ 5.88	$ 6.75	34,371
	12/31/2018	6.10	5.88	27,246
	12/31/2017	5.93*	6.10	16,195
Vanguard Prime Money Market Fund(1)	12/31/2019	$ 0.99	$ 1.00	1,297
	12/31/2018	0.98	0.99	1,297
	12/31/2017	0.97	0.98	6,503
	12/31/2016	0.99	0.97	312
	12/31/2015	0.99	0.99	56,935
	12/31/2014	1.00	0.99	52,534
	12/31/2013	1.00*	1.00	128
Vanguard Real Estate Index Fund	12/31/2019	$ 34.10	$ 43.59	10,452
	12/31/2018	36.56	34.10	8,224
	12/31/2017	35.14	36.56	4,353
	12/31/2016	32.66	35.14	1,930
	12/31/2015	32.20	32.66	400
	12/31/2014	24.82	32.20	5
	12/31/2013	25.06*	24.82	5
Vanguard Retirement Income Fund	12/31/2019	$ 14.52	$ 16.29	8,927
	12/31/2018	14.95	14.52	19,128
	12/31/2017	13.89	14.95	16,654
	12/31/2016	13.31	13.89	13,874
	12/31/2015	13.41	13.31	14,632
	12/31/2014	12.76	13.41	10
	12/31/2013	12.69*	12.76	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2019	$ 24.33	$ 25.28	3,527
	12/31/2018	24.42	24.33	2,964
	12/31/2017	24.45	24.42	1,962
	12/31/2016	24.04	24.45	1,557
	12/31/2015	24.24	24.04	319
	12/31/2014	24.67	24.24	5
	12/31/2013	24.71*	24.67	5

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Small-Cap Index Fund	12/31/2019	$ 59.62	$ 75.30	9,022
	12/31/2018	66.31	59.62	7,349
	12/31/2017	57.52	66.31	4,305
	12/31/2016	49.03	57.52	1,512
	12/31/2015	51.33	49.03	261
	12/31/2014	48.07	51.33	3
	12/31/2013	46.71*	48.07	3
Vanguard STAR Fund	12/31/2019	$ 29.83	$ 36.15	58,934
	12/31/2018	31.78	29.83	51,407
	12/31/2017	27.08	31.78	43,715
	12/31/2016	25.63	27.08	36,592
	12/31/2015	25.89	25.63	30,935
	12/31/2014	24.32	25.89	5,341
	12/31/2013	23.92*	24.32	5
Vanguard Target Retirement 2015 Fund	12/31/2019	$ 17.70	$ 20.15	46,351
	12/31/2018	18.40	17.70	56,730
	12/31/2017	16.64	18.40	51,983
	12/31/2016	15.81	16.64	59,526
	12/31/2015	16.02	15.81	24,679
	12/31/2014	15.11	16.02	1,473
	12/31/2013	14.95*	15.11	8
Vanguard Target Retirement 2025 Fund	12/31/2019	$ 19.34	$ 22.94	325,745
	12/31/2018	20.56	19.34	251,262
	12/31/2017	17.88	20.56	193,149
	12/31/2016	16.78	17.88	115,609
	12/31/2015	17.07	16.78	29,170
	12/31/2014	16.05	17.07	2,719
	12/31/2013	15.80*	16.05	7
Vanguard Target Retirement 2035 Fund	12/31/2019	$ 21.19	$ 25.73	432,474
	12/31/2018	22.88	21.19	332,370
	12/31/2017	19.37	22.88	254,644
	12/31/2016	18.04	19.37	153,262
	12/31/2015	18.42	18.04	32,445
	12/31/2014	17.30	18.42	468
	12/31/2013	16.97*	17.30	8
Vanguard Target Retirement 2045 Fund	12/31/2019	$ 22.29	$ 27.61	209,362
	12/31/2018	24.40	22.29	148,072
	12/31/2017	20.27	24.40	97,807
	12/31/2016	18.77	20.27	52,549
	12/31/2015	19.24	18.77	11,943
	12/31/2014	18.09	19.24	1,107
	12/31/2013	17.71*	18.09	7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Total Bond Market Index Fund	12/31/2019	$ 11.53	$ 12.42	73,792
	12/31/2018	11.63	11.53	55,940
	12/31/2017	11.32	11.63	35,527
	12/31/2016	11.13	11.32	4,896
	12/31/2015	11.18	11.13	1,261
	12/31/2014	10.58	11.18	12
	12/31/2013	10.62*	10.58	12
0.95 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
America Funds IS Global Bond 1	12/31/2019	$ 11.71*	$ 12.32	322
T Rowe Price Emerging Markets Stock Fund	12/31/2019	$ 37.46	$ 46.94	3,886
	12/31/2018	45.13	37.46	3,031
	12/31/2017	31.89	45.13	1,837
	12/31/2016	28.75	31.89	1,051
	12/31/2015	32.76	28.75	58
	12/31/2014	32.41	32.76	4
	12/31/2013	30.36*	32.41	4
T. Rowe Price Equity Income Fund	12/31/2019	$ 41.14	$ 51.58	22,349
	12/31/2018	45.79	41.14	17,559
	12/31/2017	39.79	45.79	12,321
	12/31/2016	33.67	39.79	3,558
	12/31/2015	36.38	33.67	130
	12/31/2014	33.96	36.38	4
	12/31/2013	30.78*	33.96	4
T. Rowe Price Global Real Estate Fund	12/31/2019	$ 20.46	$ 24.99	5,745
	12/31/2018	22.32	20.46	4,587
	12/31/2017	20.94	22.32	3,083
	12/31/2016	20.53	20.94	777
	12/31/2015	20.43	20.53	37
	12/31/2014	18.03	20.43	32
	12/31/2013	17.23*	18.03	15
T. Rowe Price Growth Stock Fund	12/31/2019	$ 81.56	$105.70	5,955
	12/31/2018	83.19	81.56	4,373
	12/31/2017	62.84	83.19	3,596
	12/31/2016	62.55	62.84	1,804
	12/31/2015	56.89	62.55	175
	12/31/2014	52.49	56.89	3
	12/31/2013	44.96*	52.49	3

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price International Bond Fund(2)	12/31/2019	$ 9.11	$ 9.63	14,568
	12/31/2018	9.48	9.11	11,664
	12/31/2017	8.61	9.48	4,120
	12/31/2016	8.50	8.61	1,754
	12/31/2015	9.10	8.50	42
	12/31/2014	9.56	9.10	34
	12/31/2013	9.24*	9.56	20
T Rowe Price New Horizons Fund	12/31/2019	$ 77.50	$105.74	5,459
	12/31/2018	75.20	77.5	4,198
	12/31/2017	57.73	75.20	2,383
	12/31/2016	54.06	57.73	742
	12/31/2015	52.17	54.06	64
	12/31/2014	49.37	52.17	3
	12/31/2013	43.63*	49.37	3
T Rowe Price New Income Fund	12/31/2019	$ 10.18	$ 11.02	16,082
	12/31/2018	10.34	10.18	13,798
	12/31/2017	10.04	10.34	10,346
	12/31/2016	9.87	10.04	7,428
	12/31/2015	9.96	9.87	25
	12/31/2014	9.44	9.96	15
	12/31/2013	9.25*	9.44	14
T. Rowe Price Overseas Stock Fund	12/31/2019	$ 10.25	$ 12.48	18,566
	12/31/2018	12.18	10.25	15,202
	12/31/2017	9.68	12.18	9,565
	12/31/2016	9.50	9.68	4,389
	12/31/2015	9.83	9.50	45
	12/31/2014	10.33	9.83	14
	12/31/2013	9.32*	10.33	14
T. Rowe Price Small-Cap Value Fund	12/31/2019	$ 61.53	$ 76.70	5,223
	12/31/2018	70.19	61.53	4,151
	12/31/2017	62.49	70.19	3,083
	12/31/2016	48.90	62.49	1,288
	12/31/2015	51.74	48.90	38
	12/31/2014	51.89	51.74	3
	12/31/2013	45.41*	51.89	3
T. Rowe Price Spectrum Income Fund	12/31/2019	$ 14.37	$ 15.87	2,912
	12/31/2018	14.90	14.37	2,708
	12/31/2017	14.05	14.90	2,115
	12/31/2016	13.10	14.05	1,526
	12/31/2015	13.48	13.10	12
	12/31/2014	13.06	13.48	10
	12/31/2013	12.59*	13.06	10

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2019	$203.02	$264.39	19,562
	12/31/2018	214.48	203.02	15,151
	12/31/2017	177.75	214.48	11,042
	12/31/2016	160.30	177.75	2,929
	12/31/2015	159.63	160.30	766
	12/31/2014	141.90	159.63	5
	12/31/2013	111.23*	141.90	2
Vanguard Developed Markets Index Fund Investor Shares(2)	12/31/2019	$ 12.45	$ 14.13	14,807
	12/31/2018	13.82	12.45	22,194
	12/31/2017	11.05	13.82	9,385
	12/31/2016	10.89	11.05	4,977
	12/31/2015	11.03	10.89	279
	12/31/2014	11.83	11.03	47
	12/31/2013	9.86*	11.83	20
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2019	$ 11.70	$ 15.05	28,636
	12/31/2018	14.70	11.70	12,628
	12/31/2017	12.93*	14.70	9,765
Vanguard Emerging Markets Stock Index Fund	12/31/2019	$ 34.10	$ 40.64	5,854
	12/31/2018	40.30	34.10	4,213
	12/31/2017	30.96	40.30	2,553
	12/31/2016	27.97	30.96	589
	12/31/2015	33.37	27.97	52
	12/31/2014	33.45	33.37	11
	12/31/2013	35.77*	33.45	5
Vanguard Extended Market Index Fund	12/31/2019	$ 66.80	$ 84.73	16,010
	12/31/2018	74.41	66.80	12,303
	12/31/2017	63.59	74.41	8,009
	12/31/2016	55.27	63.59	2,089
	12/31/2015	57.69	55.27	79
	12/31/2014	54.20	57.69	10
	12/31/2013	40.86*	54.20	4
Vanguard Federal Money Market Fund	12/31/2019	$ 1.01	$ 1.02	86,821
	12/31/2018	1.00	1.01	12,089
	12/31/2017	1.00	1.00	786
	12/31/2016	1.00	1.00	181
Vanguard High-Yield Corporate Fund(2)	12/31/2019	$ 5.87	$ 8.35	4,542
	12/31/2018	7.57	5.87	19,502
	12/31/2017	7.14	7.57	5,407
	12/31/2016	6.48	7.14	3,144
	12/31/2015	6.64	6.48	565
	12/31/2014	6.33	6.64	35
	12/31/2013	6.14*	6.33	27
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2019	$ 7.28	$ 6.74	24,305
	12/31/2018	6.10	7.28	4,007
	12/31/2017	5.93	6.10	4,823

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Prime Money Market Fund(1)	12/31/2019	$ 1.00	$ 1.01	2,249
	12/31/2018	0.99	1.00	2,159
	12/31/2017	0.98	0.99	1,370
	12/31/2016	0.99	0.98	578
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162
Vanguard Real Estate Index Fund	12/31/2019	$ 34.52	$ 44.10	6,575
	12/31/2018	37.06	34.52	4,936
	12/31/2017	36.56	37.06	2,346
	12/31/2016	33.17	35.65	406
	12/31/2015	32.73	33.17	37
	12/31/2014	25.40	32.73	8
	12/31/2013	25.41*	25.40	6
Vanguard Retirement Income Fund	12/31/2019	$ 14.68	$ 16.41	18
	12/31/2018	15.14	14.68	14
	12/31/2017	14.01	15.14	11
	12/31/2016	13.36	14.01	10
	12/31/2015	13.44	13.36	10
	12/31/2014	12.79	13.44	10
	12/31/2013	12.25*	12.79	10
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2019	$ 24.08	$ 25.00	5,713
	12/31/2018	24.20	24.08	5,067
	12/31/2017	24.25	24.20	2,735
	12/31/2016	23.85	24.25	382
	12/31/2015	24.10	23.85	21
	12/31/2014	24.62	24.10	21
	12/31/2013	24.48*	24.62	21
Vanguard Small-Cap Index Fund	12/31/2019	$ 58.50	$ 73.81	13,095
	12/31/2018	65.13	58.50	9,501
	12/31/2017	56.56	65.13	5,984
	12/31/2016	48.26	56.56	1,492
	12/31/2015	50.71	48.26	23
	12/31/2014	47.93	50.71	5
	12/31/2013	36.11*	47.93	4
Vanguard STAR Fund	12/31/2019	$ 29.94	$ 36.24	20,856
	12/31/2018	31.93	29.94	16,416
	12/31/2017	27.24	31.93	14,535
	12/31/2016	25.80	27.24	3,483
	12/31/2015	25.97	25.80	21
	12/31/2014	24.30	25.97	6
	12/31/2013	22.35*	24.30	6

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Target Retirement 2015 Fund	12/31/2019	$ 17.77	$ 20.22	4,378
	12/31/2018	18.49	17.77	4,149
	12/31/2017	16.74	18.49	3,744
	12/31/2016	15.88	16.74	1,392
	12/31/2015	16.02	15.88	9
	12/31/2014	15.10	16.02	9
	12/31/2013	14.15*	15.10	9
Vanguard Target Retirement 2025 Fund	12/31/2019	$ 19.31	$ 22.88	39,754
	12/31/2018	20.55	19.31	28,180
	12/31/2017	17.89	20.55	13,690
	12/31/2016	16.80	17.89	6,580
	12/31/2015	17.11	16.80	951
	12/31/2014	16.03	17.11	31
	12/31/2013	14.79*	16.03	9
Vanguard Target Retirement 2035 Fund	12/31/2019	$ 21.02	$ 25.50	49,447
	12/31/2018	22.72	21.02	35,148
	12/31/2017	19.25	22.72	25,589
	12/31/2016	17.95	19.25	9,993
	12/31/2015	18.35	17.95	991
	12/31/2014	17.27	18.35	61
	12/31/2013	15.72*	17.27	20
Vanguard Target Retirement 2045 Fund	12/31/2019	$ 22.13	$ 27.39	42,711
	12/31/2018	24.25	22.13	28,714
	12/31/2017	20.16	24.25	15,160
	12/31/2016	18.69	20.16	5,086
	12/31/2015	19.17	18.69	838
	12/31/2014	18.06	19.17	117
	12/31/2013	16.35*	18.06	24
Vanguard Total Bond Market Index Fund	12/31/2019	$ 11.61	$ 12.50	46,963
	12/31/2018	11.73	11.61	38,642
	12/31/2017	11.43	11.73	19,130
	12/31/2016	11.25	11.43	2,475
	12/31/2015	11.30	11.25	459
	12/31/2014	10.79	11.30	46
	12/31/2013	11.05*	10.79	20
1.10 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard 500 Index Fund	12/31/2019	$198.61	$258.08	1
	12/31/2018	210.09	198.61	1
	12/31/2017	174.60	210.09	1
	12/31/2016	157.74	174.60	1
	12/31/2015	127.66	157.74	1
	12/31/2014	141.27	157.66	2
	12/31/2013	110.93*	141.27	1

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Developed Markets Index Fund Admiral Shares	12/31/2019	$ 12.43	$ 15.07	11
	12/31/2018	14.71	12.43	11
	12/31/2017	12.93*	$ 14.71	12
Vanguard Developed Markets Index Fund - Admiral Shares (formerly Investor share)(2)	12/31/2019	$ 11.44	$ 13.73	15
	12/31/2018	13.59	11.44	15
	12/31/2017	10.94	13.59	15
	12/31/2016	10.75	10.94	15
	12/31/2015	10.93	10.75	15
	12/31/2014	11.78	10.93	15
	12/31/2013	9.81*	11.78	15
Vanguard Emerging Markets Stock Index Fund	12/31/2019	$ 34.71	$ 41.59	4
	12/31/2018	41.03	34.71	4
	12/31/2017	31.40	41.03	4
	12/31/2016	28.22	31.40	4
	12/31/2015	33.48	28.22	4
	12/31/2014	33.43	33.48	4
	12/31/2013	35.60*	33.43	4
Vanguard Extended Market Index Fund	12/31/2019	$ 64.96	$ 82.11	4
	12/31/2018	72.58	64.96	4
	12/31/2017	62.28	72.58	4
	12/31/2016	54.41	62.28	4
	12/31/2015	57.07	54.41	4
	12/31/2014	53.85	57.07	4
	12/31/2013	40.61*	53.85	4
Vanguard Federal Money Market Fund	12/31/2019	$ 1.00	$ 1.02	80
	12/31/2018	1.00	1.00	80
	12/31/2017	1.00	1.00	75
	12/31/2016	1.00	1.00	80
Vanguard High-Yield Corporate Fund Admiral	12/31/2019	$ 5.89	$ 6.73	25
	12/31/2018	6.11	5.89	25
	12/31/2017	5.93*	6.11	25
Vanguard High-Yield Corporate Fund(2)	12/31/2019	$ 7.10	$ 8.10	24
	12/31/2018	7.43	7.10	24
	12/31/2017	7.04	7.43	24
	12/31/2016	6.41	7.04	24
	12/31/2015	6.56	6.41	24
	12/31/2014	6.33	6.56	24
	12/31/2013	6.14*	6.33	24
Vanguard Prime Money Market Fund(1)	12/31/2019	$ 0.99	$ 1.01	81
	12/31/2018	0.99	0.99	81
	12/31/2017	0.99	0.99	82
	12/31/2016	0.99	0.99	81
	12/31/2015	0.99	0.99	162
	12/31/2014	1.00	0.99	162
	12/31/2013	1.00*	1.00	162

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Real Estate Index Fund	12/31/2019	$ 33.70	$ 42.86	6
	12/31/2018	36.56	33.70	6
	12/31/2017	35.17	36.56	6
	12/31/2016	32.88	35.17	6
	12/31/2015	32.62	32.88	6
	12/31/2014	25.36	32.62	6
	12/31/2013	25.33*	25.36	6
Vanguard Small-Cap Index Fund	12/31/2019	$ 57.25	$ 72.07	4
	12/31/2018	63.93	57.25	4
	12/31/2017	55.71	63.93	4
	12/31/2016	47.78	55.71	4
	12/31/2015	50.29	47.78	4
	12/31/2014	47.55	50.29	4
	12/31/2013	35.94*	47.55	4
Vanguard Total Bond Market Index Fund	12/31/2019	$ 11.86	$ 12.71	13
	12/31/2018	11.94	11.86	14
	12/31/2017	11.60	11.94	13
	12/31/2016	11.37	11.60	13
	12/31/2015	11.37	11.37	13
	12/31/2014	10.80	11.37	14
	12/31/2013	11.06*	10.80	13
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
America Funds IS Global Bond 1	12/31/2019	$ 11.71*	$ 12.33	9
T Rowe Price Emerging Markets Stock Fund	12/31/2019	$ 37.90	$ 47.73	3
	12/31/2018	45.45	37.90	3
	12/31/2017	31.97	45.45	3
	12/31/2016	28.71	31.97	3
	12/31/2015	32.62	28.71	3
	12/31/2014	32.32	32.62	3
	12/31/2013	33.54*	32.32	3
T. Rowe Price Equity Income Fund	12/31/2019	$ 41.05	$ 51.02	3
	12/31/2018	40.12	41.05	3
	12/31/2017	40.12	46.15	3
	12/31/2016	33.80	40.12	3
	12/31/2015	36.40	33.80	3
	12/31/2014	34.04	36.40	4
	12/31/2013	29.45*	34.04	3

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Global Real Estate Fund	12/31/2019	$ 21.03	$ 25.81	5
	12/31/2018	21.35	21.03	5
	12/31/2017	21.35	22.85	5
	12/31/2016	20.84	21.35	5
	12/31/2015	20.65	20.84	5
	12/31/2014	18.13	20.65	5
	12/31/2013	19.66*	18.13	5
T. Rowe Price Growth Stock Fund	12/31/2019	$ 79.50	$102.60	2
	12/31/2018	62.01	79.50	2
	12/31/2017	62.01	81.47	2
	12/31/2016	61.88	62.01	2
	12/31/2015	56.73	61.88	2
	12/31/2014	52.39	56.73	2
	12/31/2013	40.96*	52.39	2
T. Rowe Price International Bond Fund(2)	12/31/2019	$ 9.37	$ 9.97	10
	12/31/2018	8.84	9.37	10
	12/31/2017	8.84	9.69	10
	12/31/2016	8.72	8.84	10
	12/31/2015	9.32	8.72	10
	12/31/2014	9.66	9.32	10
	12/31/2013	9.90*	9.66	10
T Rowe Price New Horizons Fund	12/31/2019	$ 75.88	$103.06	3
	12/31/2018	57.25	75.88	3
	12/31/2017	57.25	73.98	3
	12/31/2016	53.74	57.25	3
	12/31/2015	52.07	53.74	3
	12/31/2014	49.28	52.07	2
	12/31/2013	37.49*	49.28	2
T Rowe Price New Income Fund	12/31/2019	$ 10.68	$ 11.62	10
	12/31/2018	10.35	10.68	10
	12/31/2017	10.35	10.77	10
	12/31/2016	10.09	10.35	10
	12/31/2015	10.08	10.09	10
	12/31/2014	9.53	10.08	10
	12/31/2013	9.90*	9.53	10
T. Rowe Price Overseas Stock Fund	12/31/2019	$ 10.39	$ 12.71	11
	12/31/2018	9.72	10.39	11
	12/31/2017	9.72	12.29	11
	12/31/2016	9.50	9.72	11
	12/31/2015	9.80	9.50	11
	12/31/2014	10.31	9.80	11
	12/31/2013	9.13*	10.31	11

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Small-Cap Value Fund	12/31/2019	$ 60.70	$ 74.99	2
	12/31/2018	62.80	60.70	2
	12/31/2017	62.80	69.82	2
	12/31/2016	48.96	62.80	2
	12/31/2015	51.60	48.96	2
	12/31/2014	51.79	51.60	2
	12/31/2013	42.11*	51.79	2
T. Rowe Price Spectrum Income Fund	12/31/2019	$ 14.91	$ 16.55	7
	12/31/2018	14.46	14.91	8
	12/31/2017	14.46	15.42	8
	12/31/2016	13.41	14.46	8
	12/31/2015	13.70	13.41	8
	12/31/2014	13.22	13.70	8
	12/31/2013	13.26*	13.22	7
Vanguard 500 Index Fund	12/31/2019	$197.72	$256.96	1
	12/31/2018	174.28	197.72	1
	12/31/2017	174.28	209.15	1
	12/31/2016	157.46	174.28	1
	12/31/2015	157.38	157.46	1
	12/31/2014	140.96	157.38	1
	12/31/2013	110.93*	140.96	1
Vanguard Developed Markets Index Fund Admiral	12/31/2019	$ 12.27	$ 14.69	12
	12/31/2018	12.93	12.27	12
	12/31/2017	12.93	14.60	12
Vanguard Developed Markets Index Fund(2)	12/31/2019	$ 11.11	$ 13.42	11
	12/31/2018	10.63	11.11	15
	12/31/2017	10.63	13.21	15
	12/31/2016	10.58	10.63	15
	12/31/2015	10.87	10.58	15
	12/31/2014	11.66	10.87	15
	12/31/2013	9.81*	11.66	15
Vanguard Emerging Markets Stock Index Fund	12/31/2019	$ 33.80	$ 39.91	4
	12/31/2018	31.03	33.80	4
	12/31/2017	31.03	40.19	4
	12/31/2016	27.90	31.03	4
	12/31/2015	33.20	27.90	4
	12/31/2014	33.34	33.20	4
	12/31/2013	35.60*	33.34	4
Vanguard Extended Market Index Fund	12/31/2019	$ 64.64	$ 81.69	3
	12/31/2018	62.00	64.64	4
	12/31/2017	62.00	72.24	4
	12/31/2016	54.18	62.00	4
	12/31/2015	56.83	54.18	4
	12/31/2014	53.61	56.83	4
	12/31/2013	40.61*	53.61	4

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Federal Money Market Fund	12/31/2019	$ 1.00	$ 1.00	75
	12/31/2018	1.00	1.00	75
	12/31/2017	1.00	1.00	75
	12/31/2016	1.00	1.00	75
Vanguard High-Yield Corporate Fund Admiral	12/31/2019	$ 5.74	$ 6.50	25
	12/31/2018	5.93	5.74	25
	12/31/2017	5.93	6.05	25
Vanguard High-Yield Corporate Fund(2)	12/31/2019	$ 6.68	$ 7.69	17
	12/31/2018	6.68	6.68	24
	12/31/2017	6.68	6.99	24
	12/31/2016	6.14	6.68	24
	12/31/2015	6.37	6.14	24
	12/31/2014	6.24	6.37	24
	12/31/2013	6.14*	6.24	24
Vanguard Prime Money Market Fund(1)	12/31/2019	$ 0.93	$ 0.95	82
	12/31/2018	0.93	0.93	82
	12/31/2017	0.93	0.93	82
	12/31/2016	0.94	0.93	82
	12/31/2015	0.96	0.94	162
	12/31/2014	0.98	0.96	162
	12/31/2013	1.00*	0.98	162
Vanguard Real Estate Index Fund	12/31/2019	$ 33.03	$ 42.00	6
	12/31/2018	34.53	33.03	6
	12/31/2017	34.53	35.65	6
	12/31/2016	32.28	34.53	6
	12/31/2015	32.05	32.28	6
	12/31/2014	25.04	32.05	6
	12/31/2013	25.33*	25.04	6
Vanguard Retirement Income Fund	12/31/2019	$ 14.72	$ 16.58	8
	12/31/2018	14.00	14.72	8
	12/31/2017	14.00	15.10	8
	12/31/2016	13.37	14.00	8
	12/31/2015	13.45	13.37	8
	12/31/2014	12.82	13.45	8
	12/31/2013	12.58*	12.82	8
Vanguard Short-Term Inflation Protected Securities Index Fund	12/31/2019	$ 24.40	$ 25.41	4
	12/31/2018	24.40	24.40	4
	12/31/2017	24.40	24.43	4
	12/31/2016	23.93	24.40	4
	12/31/2015	24.12	23.93	4
	12/31/2014	24.58	24.12	4
	12/31/2013	25.06*	24.58	4

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Small-Cap Index Fund	12/31/2019	$ 56.75	$ 71.32	4
	12/31/2018	55.36	56.75	4
	12/31/2017	55.36	63.45	4
	12/31/2016	47.49	55.36	4
	12/31/2015	50.01	47.49	4
	12/31/2014	47.31	50.01	4
	12/31/2013	35.94*	47.31	4
Vanguard STAR Fund	12/31/2019	$ 30.19	$ 36.24	5
	12/31/2018	27.45	30.19	4
	12/31/2017	27.45	32.33	4
	12/31/2016	25.90	27.45	4
	12/31/2015	26.07	25.90	5
	12/31/2014	24.42	26.07	4
	12/31/2013	22.22*	24.42	4
Vanguard Target Retirement 2015 Fund	12/31/2019	$ 17.88	$ 20.44	7
	12/31/2018	16.69	17.88	7
	12/31/2017	16.69	18.52	7
	12/31/2016	15.81	16.69	7
	12/31/2015	15.97	15.81	7
	12/31/2014	15.06	15.97	7
	12/31/2013	14.16*	15.06	7
Vanguard Target Retirement 2025 Fund	12/31/2019	$ 19.58	$ 23.06	7
	12/31/2018	17.99	19.58	6
	12/31/2017	17.99	20.76	7
	12/31/2016	16.82	17.99	7
	12/31/2015	17.05	16.82	7
	12/31/2014	16.00	17.05	7
	12/31/2013	14.58*	16.00	7
Vanguard Target Retirement 2035 Fund	12/31/2019	$ 21.13	$ 25.39	7
	12/31/2018	19.47	21.13	7
	12/31/2017	19.47	23.02	7
	12/31/2016	18.07	19.47	7
	12/31/2015	18.39	18.07	7
	12/31/2014	17.24	18.39	7
	12/31/2013	15.31*	17.24	6
Vanguard Target Retirement 2045 Fund	12/31/2019	$ 22.19	$ 27.23	6
	12/31/2018	20.40	22.19	6
	12/31/2017	20.40	24.55	6
	12/31/2016	18.82	20.40	6
	12/31/2015	19.22	18.82	6
	12/31/2014	18.03	19.22	7
	12/31/2013	15.86*	18.03	7

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Total Bond Market Index Fund	12/31/2019	$ 10.99	$ 11.71	13
	12/31/2018	11.02	10.99	13
	12/31/2017	11.02	11.17	13
	12/31/2016	10.97	11.02	13
	12/31/2015	11.14	10.97	13
	12/31/2014	10.73	11.14	13
	12/31/2013	11.06*	10.73	14
*	Inception Price on date Underlying Fund was added to the Separate Account.
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
Vanguard Prime Money Market Fund
(2)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund
60